Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 34.8	$ 32.4
Trade receivables	1.2	0.7
Prepaid expenses and other current assets	8.1	6.6
Total current assets	44.1	39.7
Non-current assets
Equity method investments	0.0	0.4
Intangible asset	0.5	0.0
Vessels and equipment, net	809.2	823.8
Total non-current assets	809.7	824.2
Total assets	853.8	863.9
Current liabilities
Current portion of long-term debt	24.1	23.6
Trade payables	1.8	1.3
Accrued expenses	7.3	6.4
Unearned income	3.9	4.8
Other current liabilities	0.1	0.5
Total current liabilities	37.2	36.6
Non-current liabilities
Long-term debt	653.4	665.6
Total non-current liabilities	653.4	665.6
Total liabilities	690.6	702.2
Commitment and contingencies
Shareholders’ Equity
Common shares of par value $1.00 per share: authorized 140,010,000 (2025: 140,010,000) shares, issued and outstanding 47,145,000 (2025: 46,650,000) shares	47.2	46.7
Additional paid-in capital	30.3	27.4
Contributed surplus	18.4	50.3
Retained earnings	66.9	37.3
Non-controlling interests	0.4	0.0
Total shareholders’ equity	163.2	161.7
Total liabilities and shareholders’ equity	$ 853.8	$ 863.9